Fixed assets - Other assumptions that affect the assessment of the recoverable amount (Details) - Brand names [member]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Perpetuity growth rate (as a percent)	1.10%	1.30%	1.00%
Post-tax discount rate (as a percent)	7.60%	7.80%	7.50%
Pre-tax discount rate (as a percent)	8.90%	9.20%	9.00%